Description of Business and Organisation - Schedule of Balance Sheet Information (Details) - Mengwei Stores [Member] - CNY (¥)	Aug. 19, 2023	Dec. 31, 2022
Schedule of Balance Sheet Information [Line Items]
Cash and cash equivalents	¥ 52,917	¥ 352,291
Accounts receivable, net	22,199	79,656
Inventories	8,980	83,516
Prepayments and other current assets	5,840,641	3,037,886
Total current assets	5,924,737	3,553,349
Other non-current assets	812,325	3,374,338
Total assets	6,737,062	6,927,687
Accrued expenses and other current liabilities	8,507,157	8,219,721
Total current liabilities	8,507,157	8,219,721
Total liabilities	¥ 8,507,157	¥ 8,219,721